Average Annual Total Returns - Nationwide NYSE Arca Tech 100 Index Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	17.14%	18.18%	15.38%	15.77%	17.36%	14.94%	11.09%	14.61%	12.97%	22.42%	18.72%	15.24%	24.72%	20.01%	16.43%	24.56%	19.86%	16.32%	24.82%	20.54%	17.11%